Fair Value Measurements (Details) - Schedule of change in the fair value of the private warrant liability - Private Warrant Liability [Member] - USD ($)	3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of change in the fair value of the private warrant liability [Line Items]
Fair value, Beginning Balance	$ 7,102,840	$ 4,188,221	$ 6,865,688		$ 4,188,221	$ 10,763,361	$ 10,763,361
Fair value as of issuance on December 28, 2020		337,991		9,631,197
Change in fair value				1,132,164			(6,575,140)
Fair value, Ending Balance	$ 6,290,157	$ 7,102,840	$ 6,631,815	$ 10,763,361	$ 6,290,157	$ 6,631,815	$ 4,188,221